Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
Fair Value of Financial Instruments
The Company’s financial assets and liabilities that are measured at fair value are based on level 1 and 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2023, and 2022:

	December 31, 2023		December 31, 2022
	Level 1	Level 2	Level 1	Level 2
Financial instruments (current asset)	228	203	351	9,710
Financial instruments (non-current asset)	14,279	11,394	14,540	21,201
Financial instruments (current liability)	202	536	64	404
Financial instruments (non-current liability)	—	8,653	—	5,651

21.1 Total debt
The fair value of bank loans and notes payable is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for the debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2023 and 2022, which is considered to be level 1 in the fair value hierarchy.

	December 31, 2023		December 31, 2022
Carrying value	Ps.	136,824	Ps.	191,741
Fair value		125,043		163,312

21.2 Interest rate swaps
The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, under which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until the hedged amount is recorded in the consolidated income statements.
As of December 31, 2023, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	2	Ps.	—	Ps.	65
2032		8,447		(1,381)		—
As of December 31, 2022, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	11,675	Ps.	—	Ps.	236
2024		2,227		—		129
2032		9,681		(1,728)		—

The net effect of expired contracts treated as hedges is recognized as interest expense within the consolidated income statements.
21.3 Forward agreements to purchase foreign currency
The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are considered to be highly probable.
These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to the present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of the cost of goods sold when the raw material is included in sale transactions, and as a part of foreign exchange when the inflow in the foreign currency is received.
As of December 31, 2023, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	11,449	Ps.	(573)	Ps.	36

As of December 31, 2022, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	10,828	Ps.	(399)	Ps.	61
2024		2		—		—

21.4 Cross-currency swaps
The Company has contracted for several cross-currency swaps to reduce the risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure and interest rate.
These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross-currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the consolidated income statements.
The Company has cross-currency contracts designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.
As of December 31, 2023, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	954	Ps.	(35)	Ps.	103
2025		49,834		(2)		119
2026		6,045		(1,017)		98
2027		8,949		(1,391)		9
2028		6,009		—		89
2029		20		—		337
2030		13,633		(803)		—
2032		845		(51)		—
2033		4,931		—		117
2035		10,000		(3,809)		—
2043		5,398		—		1,877
2050		3,471		—		1,235

As of December 31, 2022, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2022	December 31, 2022
2023	Ps.	27,804	Ps. (7)	Ps.	9,435
2024		497	(3)		247
2025		1,010	—		385
2026		5,971	(924)		364
2027		17,809	(689)		95
2029		14,620	—		1,664
2030		3,679	(104)		110
2035		10,000	(2,203)		—
2043		8,869	—		505

21.5 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”
The fair value of expired commodity price contracts was recorded in the cost of goods sold where the hedged item was recorded also in the cost of goods sold.
As of December 31, 2023, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	2,593	Ps.	(130)	Ps.	206
2025		745		(72)		—
As of December 31, 2022, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	1,688	Ps.	(46)	Ps.	328
2024		468		—		21

As of December 31, 2023, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	647	Ps.	—	Ps.	21

As of December 31, 2022, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	662	Ps.	(18)	Ps.	1

21.6 Convertible Bond (Embedded derivative)
As described in Note 19, in February 2023, the Company issued a convertible bond for EUR 500 million linked with the remaining Heineken economic interest (see Note 10), which is recognized as a liability component and embedded derivative (option). The bond (liability) is booked on an amortized cost basis, while the written option is measured at fair value with Mark to Market changes recognized in the consolidated income statements. At the settlement date, depending on the decision of the bondholders, the convertible bond and the embedded derivative will be canceled against cash or Heineken Holding N.V. shares. As of December 31, 2023, the fair value of the option amounted to Ps. 128.

21.7 Net effects of expired contracts that met hedging criteria

	Impact in Consolidated
	Income Statement	2023		2022		2021
Cross-currency swaps (1)	Interest expense	Ps.	(392)	Ps.	1	Ps.	—
Cross-currency swaps (1)	Foreign exchange		(747)		(5)		—
Interest rate swaps	Interest expense		—		—		—
Forward agreements to purchase foreign currency	Foreign exchange		180		565		41
Commodity price contracts	Cost of goods sold		430		599		1,245
Options to purchase foreign currency	Cost of goods sold		—		—		—
Forward agreements to purchase foreign currency	Cost of goods sold		(1,834)		(681)		(788)

(1)This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.

21.8 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

	Impact in Consolidated
Type of Derivatives	Income Statement	2023		2022		2021
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	141	Ps.	(2,270)	Ps.	80
21.9 Risk management
The Company has exposure to the following financial risks:
•Market risk;
•Interest rate risk;
•Liquidity risk; and
•Credit risk.
The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:
•The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts; and
•Changes in the periods covered.
21.9.1 Market risk
Market risk is the risk that the fair value or the future cash flow of a financial instrument will fluctuate because of changes in market prices. Market prices include currency risk and commodity price risk.
The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, and commodity prices risk including:
•Forward agreements to purchase foreign currency to reduce its exposure to the risk of exchange rate fluctuations.
•Cross-currency swaps to reduce its exposure to the risk of exchange rate fluctuations.
•Commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.
The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses.
The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2023
FEMSA (1)	+11% MXN/USD	Ps.	9
	‑11% MXN/USD		(9)
	+7% CHF/EUR		78
	‑7% CHF/EUR		(78)
	+7% EUR/USD		(6)
	‑7% EUR/USD		6
Coca-Cola FEMSA	+11% MXN/USD		465
	‑11% MXN/USD		(465)
	+12% BRL/USD		521
	‑12% BRL/USD		(521)
	+16% COP/USD		225
	‑16% COP/USD		(225)

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
	+120% ARS/USD		685
	‑120% ARS/USD		(685)
	+5% UYU/USD		20
	‑5% UYU/USD		(20)
	+7% CRC/USD		15
	-7% CRC/USD		(15)

2022
FEMSA (1)	+10% MXN/USD	Ps.	6
	‑10% MXN/USD		(6)
	+10% MXN/EUR		1
	‑10% MXN/EUR		(1)
	+7% CHF/EUR		44
	‑7% CHF/EUR		(44)
Coca-Cola FEMSA	+10% MXN/USD		512
	‑10% MXN/USD		(512)
	+18% BRL/USD		550
	‑18% BRL/USD		(550)
	+7% UYU/USD		25
	‑7% UYU/USD		(25)
	+17% COP/USD		112
	‑17% COP/USD		(112)
	+3% ARS/USD		10
	‑3% ARS/USD		(10)
	+7% CRC/USD		24
	-7% CRC/USD		(24)

2021
FEMSA (1)	+11% MXN/USD	Ps.	4
	‑11% MXN/USD		(4)
	+16% BRL/USD		37
	‑16% BRL/USD		(37)
Coca-Cola FEMSA	+11% MXN/USD		298
	‑11% MXN/USD		(298)
	+16% BRL/USD		284
	‑16% BRL/USD		(284)
	+4% UYU/USD		7
	‑4% UYU/USD		(7)
	+11% COP/USD		81
	‑11% COP/USD		(81)
	+1% ARS/USD		3
	‑1% ARS/USD		(3)
	+3% CRC/USD		10
	‑3% CRC/USD		(10)

(1)Does not include Coca-Cola FEMSA.

	Change in
Cross Currency Swaps (1)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2023
FEMSA (2)	+14% CLP/USD	Ps.	—	Ps.	678
	‑14% CLP/USD		—		(678)
	+11% MXN/USD		—		1,796
	‑11% MXN/USD		—		(1,796)
	+16% COP/USD		—		425
	‑16% COP/USD		—		(425)
	+12% BRL/USD		—		34
	‑12% BRL/USD		—		(34)
	+8% EUR/USD		—		742
	‑8% EUR/USD		—		(742)
Coca-Cola FEMSA	+11% MXN/USD		1,314		—
	‑11% MXN/USD		(1,314)		—
	+12% BRL/USD		1,683		—
	‑12% BRL/USD		(1,683)		—

2022
FEMSA (2)	+21% CLP/USD	Ps.	—	Ps.	966
	‑21% CLP/USD		—		(996)
	+10% MXN/USD		—		2,647
	‑10% MXN/USD		—		(2,647)
	+21% COP/USD		—		354
	‑21% COP/USD		—		(354)
	+18% USD/BRL		—		18
	‑18% USD/BRL		—		(18)
	+10% EUR/USD		—		1,315
	‑10% EUR/USD		—		(1,315)
	+10% EUR/MXN		—		902
	‑10% EUR/MXN		—		(902)
Coca-Cola FEMSA	+10% MXN/USD		1,220		—
	‑10% MXN/USD		(1,220)		—
	+18% BRL/USD		2,893		—
	‑18% BRL/USD		(2,893)		—

2021
FEMSA (2)	+13% CLP/USD	Ps.	—	Ps.	552
	‑13% CLP/USD		—		(552)
	+11% MXN/USD		—		3,404
	‑11% MXN/USD		—		(3,404)
	+11% COP/USD		—		235
	‑11% COP/USD		—		(235)
	+15% MXN/BRL		—		123
	‑15% MXN/BRL		—		(123)
	+6% EUR/USD		—		1,049
	‑6% EUR/USD		—		(1,049)
Coca-Cola FEMSA	+11% MXN/USD		1,645		—
	‑11% MXN/USD		(1,645)		—

+16% BRL/USD	2,300	—
‑16% BRL/USD	(2,300)	—
(1)Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(2)Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency	Exchange Rate	Effect on Profit or Loss
2023
FEMSA (1)	+11% EUR/ +11 % USD	Ps.	14,617
	‑11% EUR/ -11 % USD		(14,617)
Coca-Cola FEMSA	+11% USD		1,797
	‑11% USD		(1,797)

2022
FEMSA (1)	+10% EUR/ +10 % USD	Ps.	1,779
	‑10% EUR/ -10 % USD		(1,779)
Coca-Cola FEMSA	+10% USD		2,282
	‑10% USD		(2,282)

2021
FEMSA (1)	+10% EUR/ +11 % USD	Ps.	4,931
	‑10% EUR/ -11 % USD		(4,931)
Coca-Cola FEMSA	+11% USD		3,200
	‑11% USD		(3,200)

(1)Does not include Coca-Cola FEMSA.

	Change in
Commodity Price Contracts	U.S.$ Rate	Effect on Equity
2023
Coca-Cola FEMSA	Sugar -29%	Ps.	(765)
	Alumimum -22%	Ps.	(2,812)

2022
Coca-Cola FEMSA	Sugar -22%	Ps.	(333)
	Alumimum -35%	Ps.	(4,520)

2021
Coca-Cola FEMSA	Sugar -28%	Ps.	(714)
	Aluminum -24%	Ps.	(39)

21.9.2 Interest rate risk
Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2023
FEMSA (2)	(100 Bps.)	Ps.	(9)

2022
FEMSA (2)	(100 Bps.)	Ps.	(90)

2021
FEMSA (2)	(100 Bps.)	Ps.	(212)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2023		2022		2021
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(250)	Ps.	(249)	Ps.	(627)

21.9.3 Liquidity risk
Each of the Company’s sub-holding companies generally finances its operational and capital requirements on an independent basis. As of December 31, 2023 and 2022, 55.0% and 46.5%, respectively of the Company’s outstanding consolidated total indebtedness was at the level of its sub-holding companies. This structure is attributable, in part, to the inclusion of third parties in the capital structure of Coca-Cola FEMSA. Currently, the Company’s management expects to continue financing its operations and capital requirements (e.g., acquisitions, investments or capital expenditures) when it is considering domestic funding at the level of its sub-holding companies, otherwise; it is generally more convenient that its foreign operations would be financed directly through the Company because of more favorable terms of its financing market conditions. Nonetheless, sub-holdings companies may decide to incur indebtedness in the future to finance their operations and capital requirements of the Company’s subsidiaries or significant acquisitions, investments or capital expenditures. As a holding company, the Company depends on dividends and other distributions from its subsidiaries to service the Company’s indebtedness.
The Company’s principal source of liquidity has generally been cash generated from its operations. The Company has traditionally been able to rely on cash generated from operations because a significant majority of the sales of Coca-Cola FEMSA and Proximity Division - Americas, Health Division and Fuel Division are on a cash or short-term credit basis, and OXXO stores can finance a significant portion of their initial and ongoing inventories with supplier credit. The Company’s principal use of cash has generally been for capital expenditure programs, acquisitions, debt repayment and dividend payments.
Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-, medium- and long-term funding and liquidity requirements. The management of the Company is accountable manages liquidity risk by maintaining adequate cash reserves and continuously monitoring the forecast and actual cash flows, and with a low concentration of maturities per year.
The Company has access to credit from national and international banking institutions to meet treasury needs. The Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.
As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficially practicable to remit cash generated in local operations to fund cash requirements in other countries. If cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future the Company’s management may finance its working capital and capital expenditure needs with short-term or other borrowings.
The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in joint ventures or other transactions. The Company would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.
The Company’s sub-holding companies generally incur short-term indebtedness if they are temporarily unable to finance operations or meet any capital requirements with cash from operations. A significant decline in the business of any of the Company’s sub-holding companies may affect the sub-holding company’s ability to fund its capital requirements. A significant and prolonged deterioration in the economies in which the Company operates or in the Company’s businesses may affect the Company’s ability to obtain short-term and long-term credit or to refinance existing indebtedness on terms satisfactory to the Company’s management.
The Company presents the maturity dates associated with its long-term financial liabilities as of December 31, 2023, see Note 19. The Company generally makes payments associated with its long-term financial liabilities with cash generated from its operations.
The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2023. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest and excluding lease liabilities) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2023.

	2024		2025		2026		2027		2028		2029 and thereafter		Total
Non-derivative financial liabilities:
Notes and bonds	Ps.	—	Ps.	1,728	Ps.	11,989	Ps.	9,321	Ps.	15,433	Ps.	88,010	Ps.	126,481
Loans from Banks		8,452		155		93		796		567		280		10,343
Derivative financial liabilities		(307)		45		(919)		(1,382)		89		(2,478)		(4,952)

The Company generally makes payments associated with its non-current financial liabilities with cash generated from its operations.
21.9.4 Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment-grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the risk management committee.
The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the consolidated statement of financial position at December 31, 2023 and 2022 is the carrying amounts, see Note 7.
The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining in some cases a Credit Support Annex (“CSA”) that establishes margin requirements, which could change upon changes to the credit ratings given to the Company by independent rating agencies. As of December 31, 2023, the Company concluded that the maximum exposure to credit risk related to derivative financial instruments is not significant given the high credit rating of its counterparties.
21.10 Cash flows hedges
The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount, and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:
• The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts, which is not reflected in the change in the fair value of the hedged cash flows; and
• Changes in the period hedges.
As of December 31, 2023, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	3,049	1,781	—
Average exchange rate MXN/USD	18.39	18.40	—
Net exposure	2,486	1,370	—
Average exchange rate BRL/USD	5.10	5.07	—
Net exposure	757	334	—
Average exchange rate COP/USD	4,436	4,316	—
Net exposure	150	—	—
Average exchange rate ARS/USD	668.06	—	—
Net exposure	344	163	—
Average exchange rate URY/USD	40.18	40.66	—
Net exposure	154	117	—
Average exchange rate CRC/USD	558.89	556.00	—
Net exposure	—	—	—
Average exchange rate ARS/MXN	—	—	—
Foreign exchange currency swap contracts
Net exposure	—	—	43,095
Average exchange rate MXN/USD	—	—	17.77
Net exposure	174	—	14,022
Average exchange rate BRL/USD	4.81	—	5.05
Net exposure	—	1,109	1,822
Average exchange rate COP/USD	—	3,601.94	3,743.16
Net exposure	—	286,246	2,082
Average exchange rate CLP/USD	—	870.50	764.40
Net exposure	—	—	10,939
Average exchange rate EUR/USD	—	—	1.09
Interest rate risk
Interest rate swaps
Net exposure	—	—	8,447
Interest rate average BRL	—	—	0.16%
Net exposure	—	—	—
Interest rate average MXN	—	—	—
Net exposure	—	2	—
Interest rate average CLP	—	3.57%	—
Net exposure	—	—	—
Interest rate average USD	—	—	—
Commodities risk
Aluminum	298	349	—
Average price (USD/Ton)	2,304	2,364	—
Sugar	1,703	890	745
Average price (USD cent/Lb)	22.43	22.18	22.62
As of December 31, 2022, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	3,405	Ps.	2,485	Ps.	2
Average exchange rate MXN/USD		20.71		20.88		24.33
Net exposure		1,857		746		—
Average exchange rate BRL/USD		5.34		5.55		—
Net exposure		407		207		—
Average exchange rate COP/USD		4,502		4,977		—
Net exposure		437		—		—
Average exchange rate ARS/USD		231.40		—		—
Net exposure		299		139		—
Average exchange rate URY/USD		42.51		42.74		—
Net exposure		332		182		—
Average exchange rate CRC/USD		686.50		664.50		—
Net exposure		293		—		—
Average exchange rate ARS/MXN		10.57		—		—
Foreign exchange currency swap contracts
Net exposure		12,670		1,743		29,324
Average exchange rate MXN/USD		12.67		19.00		18.11
Net exposure		—		9,294		6,874
Average exchange rate BRL/USD		—		4.00		5.28
Net exposure		345		250		2,313
Average exchange rate COP/USD		3,926		2,333.06		3,510.06
Net exposure		3,306		—		1,225
Average exchange rate CLP/USD		774.49		—		677
Net exposure		—		—		22,130
Average exchange rate EUR/USD		—		—		0.91
Interest rate risk
Interest rate swaps
Net exposure		—		—		9,681
Interest rate average BRL		—		—		0.16%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		271		—		—
Interest rate average CLP		5.79%		—		—
Net exposure		—		—		3
Interest rate average USD		—		—		3.57%
Commodities risk
Aluminum		294		368		—
Average price (USD/Ton)		2,483		2,480		—

	Maturity
	1‑6 months	6‑12 months	More than 12
Sugar	1,058	631	468
Average price (USD cent/Lb)	17.62	17.08	17.14

As of December 31, 2023, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging
	reserve
Balances at beginning of the period	Ps.	1,881
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(1,950)
Foreign exchange currency risk – Other stock		(360)
Interest rate risk		64
Commodity price contracts – Purchase of stock		145
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		2,671
Interest rate risk		201
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		1,806
Commodity price contracts – Purchase of stock		(363)
Taxes due to changes in reserves during the period		(3,140)
Balances at the end of the period	Ps.	956

21.11 Disposal of Estrella Azul

On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the company agreed with the buyer that the Company could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business (level 3 inputs) and calculated their net present value. As of December 31, 2023 and 2022, the financial assets recognized in the consolidated statement of financial position have a total value of Ps. 0 and Ps. 5, respectively.
Impact of hedging on equity
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign currency option		Cross-currency swaps		Interest rate swaps		Commodity price contracts		Equity holders of the parent		Non-controlling interest		Total
As at January 1, 2022	Ps.	(124)	Ps.	3,403	Ps.	(34)	Ps.	141	Ps.	3,385	Ps.	736	Ps.	4,121
Financial instruments – purchases		(223)		(2,080)		—		(23)		(2,326)		(269)		(2,595)
Change in fair value of financial instruments recognized in OCI		(211)		(3,231)		199		133		(3,110)		(1,500)		(4,610)
Amount reclassified from OCI to profit or loss		303		2,674		—		(289)		2,688		(79)		2,609
Foreign currency revaluation of the net foreign operations		—		513		—		—		513		670		1,183
Effects of changes in foreign exchange rates		2		1		—		1		4		6		10
Tax effect		30		769		(54)		59		804		359		1,163
As at December 31, 2022	Ps.	(223)	Ps.	2,049	Ps.	111	Ps.	22	Ps.	1,958	Ps.	(77)	Ps.	1,881
Financial instruments – purchases		(350)		50		—		(59)		(359)		(608)		(967)
Change in fair value of financial instruments recognized in OCI		(595)		(1,514)		64		128		(1,917)		(2,078)		(3,995)
Amount reclassified from OCI to profit or loss		848		2,698		201		(171)		3,576		746		4,322
Foreign currency revaluation of the net foreign operations		—		1,277		—		—		1,277		1,577		2,854
Effects of changes in foreign exchange rates		2		—		—		(1)		1		—		1
Tax effect		45		(3,335)		(19)		33		(3,276)		136		(3,140)
As at December 31, 2023	Ps.	(273)	Ps.	1,224	Ps.	357	Ps.	(48)	Ps.	1,260	Ps.	(304)	Ps.	956